                   TABLE OF CONTENTS

    Letter to Shareholders......................   1
    Performance Results.........................   3
    Portfolio Highlights........................   4
    Portfolio Management Review.................   5
    Portfolio of Investments....................   7
    Statement of Assets and Liabilities.........  18
    Statement of Operations.....................  19
    Statement of Changes in Net Assets..........  20
    Financial Highlights........................  21
    Notes to Financial Statements...............  24

   GEQ SAR 1/97

                            LETTER TO SHAREHOLDERS




                     DENNIS J. MCDONNELL AND DON G. POWELL
January 10, 1997

Dear Shareholder,

  As you may already be aware, an agreement was reached in late June for VK/AC Holding Inc., the parent company of Van Kampen American Capital, Inc., to be acquired by Morgan Stanley Group Inc. This transaction was completed in Octo-ber.
  The combination of Morgan Stanley's global leadership in investment banking and asset management and Van Kampen American Capital's reputation for competi-tive long-term performance and superior investor services has created a world-class company offering an extensive range of investment opportunities and expertise.
  More importantly, we expect the new ownership arrangement to strengthen our commitment in pursuing excellence in all aspects of our business. And we ex-pect very little change in the way your mutual fund account is maintained and serviced. Similarly, the investment practices and policies of your Fund remain unchanged.

MARKET REVIEW

  The performance of global stock markets was mixed, but generally consistent with an economic environment of relatively subdued growth and moderate infla-tion. In many cases, political concerns were as important as economic factors in terms of the market's sentiment. Overall performance was positive, as re-flected by the Morgan Stanley Capital International World Index, which appre-ciated by 16.85 percent (adjusted for the U.S. dollar) for the 12-month period ended November 30, 1996.
  The Pacific countries, other than Japan, generated positive third-quarter returns, in contrast with the previous quarter. Stocks in Hong Kong, New Zea-land, and Australia showed gains in the area of 3 to 6 percent, while stocks in Indonesia, the Philippines, Singapore, and Thailand lost ground. The Japa-nese market suffered as domestic investors continued to bypass their own mar-ket and foreign investors slowed their net investment into Japan.
  In Europe, the U.K. stock market surged in recent months, driven by a rise in consumer confidence and a strong currency. Other strong performers included Sweden, Ireland, Finland, Denmark, and Belgium, which posted gains ranging from approximately 4 percent to
11 percent during the third quarter. Lagging markets included Switzerland, It-aly, Spain, France, and Austria, due in large part to political and budgetary issues affecting their capital markets. In particular, these markets reacted to the realization that the move toward a common European currency--the Euro, likely to be introduced by January 1, 1999--would exert widespread pressure for revised governmental budget policies. At present, the majority of European
                                                          Continued on page two

Monetary Union countries would not qualify for Euro membership without sharp cuts in government spending.
  On an industry basis, the best performers were capital goods, financial serv-ices, energy, consumer goods, and technology, including aerospace, computers, electronic instruments, business services, and software. The worst performances were seen in household appliances, beverage wholesale trade, heavy engineering, and mining.

ECONOMIC OUTLOOK

  We anticipate that smaller and emerging markets will provide important per-formance opportunities, based on their relatively attractive risk/reward pro-files. In general, low inflation and steady economic expansion should provide a solid foundation for global equity investment in the near term.
  Looking ahead to the coming months, the macroeconomic conditions that have prevailed throughout the last half of the year are expected to continue. Under these circumstances, the international equity markets could likely continue their gradual upward trend, within the constraints normally associated with in-vestment in foreign markets. While our outlook is positive, we urge you to work closely with your investment representative to determine the level of exposure to international markets that is appropriate to your situation.
  As always, we appreciate your continued confidence in your Fund's portfolio management team. We look forward to capitalizing on the combination of the tal-ents and resources of Morgan Stanley and Van Kampen American Capital.

Sincerely,

LOGO                             LOGO
Don G. Powell                    Dennis J. McDonnell
Chairman                         President
Van Kampen American Capital      Van Kampen American Capital
Asset Management, Inc.           Asset Management, Inc.

           PERFORMANCE RESULTS FOR THE PERIOD ENDED NOVEMBER 30, 1996


                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                                                      A SHARES B SHARES C SHARES

TOTAL RETURNS
Six-month total return based on NAV/1/...............    6.58%    6.13%    6.08%
Six-month total return/2/............................    0.47%    1.14%    5.08%
One-year total return/2/.............................   13.24%   14.19%   18.18%
Five-year average annual total return/2/.............   10.08%   10.27%      N/A
Life-of-Fund average annual total return/2/..........   10.12%    9.74%   12.20%
Commencement Date.................................... 08/05/91 11/15/91 06/21/93

N/A=Not Applicable

/1/Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge(5.75% for A shares) or contingent deferred sales charge for early withdrawal (5% for B shares and 1% for C shares).

/2/Standardized total return. Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (A shares) or contingent deferred sales charge for early withdrawal (B and C shares).

See the Prior Performance section of the current prospectus. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. Fund shares, when redeemed, may be worth more or less than their original cost.

                              PORTFOLIO HIGHLIGHTS


                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

TOP FIVE HOLDINGS AS A PERCENTAGE OF LONG-TERM INVESTMENTS


              AS OF NOVEMBER 30, 1996    AS OF MAY 31, 1996
Philip Morris Companies, Inc..  1.5%  ................ 1.2%
Adidas........................  1.2%  ................ 1.2%
Federal National Mortgage
 Association..................  1.0%  ................ 0.4%
Astra, Class B................  1.0%  ................ 0.5%
Gucci Group...................  1.0%  ................ 0.7%

ASSET ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS


AS OF NOVEMBER 30, 1996          AS OF MAY 31, 1996
Stocks..............     91.6%   Stocks.............. 93.7%
Repurchase                       Repurchase
 Agreements.........      7.8%    Agreements.........  5.7%
Convertibles........      0.6%   Convertibles........  0.6%


TOP TEN COUNTRIES AS A PERCENTAGE OF LONG-TERM INVESTMENTS

AS OF NOVEMBER 30, 1996          AS OF MAY 31, 1996
United States.......     32.9%   United States....... 28.9%
Japan...............     11.0%   Japan............... 17.4%
United Kingdom......      8.3%   United Kingdom......  8.4%
France..............      5.5%   France..............  4.8%
Germany.............      4.8%   Hong Kong...........  4.8%
Switzerland.........      4.6%   Switzerland.........  3.9%
Netherlands.........      4.0%   Netherlands.........  3.7%
Hong Kong...........      3.7%   Germany.............  3.5%
Sweden..............      2.8%   Sweden..............  2.4%
Italy...............      2.7%   Malaysia............  2.2%

                          PORTFOLIO MANAGEMENT REVIEW


                VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

The following is an interview with the management team of the Van Kampen American Capital Global Equity Fund. The Fund is co-managed by portfolio manager Jeff D. New, Van Kampen American Capital (U.S. holdings), portfolio manager Peter Kysel, John Govett & Co. Limited (international holdings), and Alan T. Sachtleben, Van Kampen American Capital, executive vice president for equity investments.

  Q HOW WOULD YOU CHARACTERIZE THE MARKET CONDITIONS IN WHICH THE FUND OPER-ATED DURING THE SIX MONTHS ENDEDNOVEMBER 30, 1996?

  A During the period, there were several prevailing trends in the global marketplace:

 .Most countries experienced slow to moderate economic growth. As a result, in-flation remained under control and, in fact, decreased in many countries.

 .Due to a lack of inflationary pressure, interest rates fell or remained steady in most countries. For example, the countries listed below experienced a sharp decline in 10-year bond yields:

                              NOVEMBER 30, 1996    MAY 31, 1996

 New Zealand...................... 7.04%   .......... 8.64%
 Spain............................ 7.01%   .......... 9.16%
 United Kingdom................... 7.35%   .......... 8.17%
 United States.................... 6.05%   .......... 6.80%
 Japan............................ 2.62%   .......... 3.28%

 .As interest rates fell, bond markets rallied worldwide. Italy, Canada, Spain, United Kingdom, and Australia all experienced substantial rallies, producing six-month total returns of 28.07 percent, 21.61 percent, 21.50 percent,
  20.89 percent, and 19.34 percent, respectively (returns are U.S. dollar adjusted).

 .This positive bond market environment had a bullish effect on the stock markets of many countries. In fact, the stock markets of Germany, Australia, England, and the United States reached all-time highs during the reporting period.

  Q WHAT SIGNIFICANT INVESTMENT TECHNIQUES AND STRATEGIES WERE USED TO PUR-SUE THE FUND'S INVESTMENT OBJECTIVES?

  A Our investment strategy combines a top-down asset allocation process withpreferred investment themes and bottom-up analysis of industry sec-tors and individual securities. As a result, the Fund's country allocations, compared to the Mor-gan Stanley Capital International World Index, were as follows:
 .An overweighted position in the European markets
 .A neutral position in the Pacific Basin markets
 .An underweighted position in both the U.S. and Japanese markets

  In addition, the Fund maintained a sizable position in many emerging markets, specifically those of Eastern Europe, as we anticipated these markets would provide superior economic performance. For example, the equity markets of Hun-gary and Poland are up 18.97 percent and 9.11 percent respectively from May through November 1996 (total returns are U.S. dollar adjusted).
  One area in which we are currently investing in is companies that produce luxury consumer goods. The Fund's sector exposure includes a relative underweighting in energy, consumer goods, and financial services, and an overweighting in capital goods and service sectors. Within the service sector, our focus includes companies in media, merchandising, telecommunications, busi-ness services, and trade.
  During the period, the Fund's performance has also been positively affected by our decision to hedge a portion of our Japanese equity position (denominated in Japanese yen) into U.S. dollars. Due to the dollar's rapid appreciation ver-sus the yen in recent months, this hedging has helped protect the dollar value of the Japanese investments within the Fund. For additional Fund portfolio highlights, please refer to page four.


  Q    HOW HAS THE FUND PERFORMED DURING THE REPORTING PERIOD?
       The Fund achieved a six-month total return of 6.58 percent/1/ (Class A shares at net asset value). Over the same period, the Morgan Stanley
Capital International World Index achieved a total return of 8.49 percent. Please keep in mind that this is an unmanaged index used as a benchmark for general global equity funds. It does not reflect any commissions or fees that would be paid by an investor purchasing the securities it represents. Please refer to the chart on page three for additional Fund performance results.


  A    WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?
       The world economy appears to be moving into another year of gradual eco-nomic growth and low inflation, which should be positive for equities worldwide. We expect that growth companies will continue to generate satisfac-tory investment performance, generally outperforming stocks of cyclical (eco-nomically sensitive) companies. In Europe, we believe the major factor influencing equity markets will be the tightening of fiscal policies with the progression toward a single currency. However, we expect monetary conditions to remain accommodating.


LOGO                         LOGO                         LOGO
Alan T. Sachtleben           Jeff D. New                  Peter Kysel
Van Kampen American Capital  Van Kampen American Capital  John Govett & Co.,
Asset Management, Inc.       Asset Management, Inc.       Ltd.
Executive Vice President     Portfolio Manager            Portfolio Manager
Equity Investments

                            PORTFOLIO OF INVESTMENTS

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCKS AND EQUIVALENTS 87.6%
           AUSTRALIA 0.2%
   100,000 TABCORP Holdings......................................   $    460,687
                                                                    ------------
           AUSTRIA 0.7%
    13,400 Flughafen Wien........................................        612,946
     5,382 Plastika Nitra (c)....................................        139,274
    13,000 Slovenske Energeticke Strojarne (c)...................        139,171
     1,700 Slovakofarma (c)......................................        201,447
     5,000 Wolford...............................................        592,801
                                                                    ------------
                                                                       1,685,639
                                                                    ------------
           ARGENTINA 0.3%
    30,000 Telefonica De Argentina (ADR).........................        765,000
                                                                    ------------
           BELGIUM 0.2%
     9,100 GIB Holdings..........................................        407,763
                                                                    ------------
           BRAZIL 0.6%
    70,000 Centrais Electricas Brasileiras (ADR).................      1,146,600
    40,000 Usinas Siderurgicas De Minas (ADR)....................        399,200
                                                                    ------------
                                                                       1,545,800
                                                                    ------------
           CANADA 0.5%
     7,700 BCE, Inc..............................................        388,540
    15,000 Canadian Pacific......................................        415,709
    11,000 Inco..................................................        384,992
                                                                    ------------
                                                                       1,189,241
                                                                    ------------
           CROATIA 0.4%
    20,831 Pliva DD (GDR) (c)....................................      1,010,304
                                                                    ------------
           CZECH REPUBLIC 1.4%
     6,800 Ceske Radiokomunikace (c).............................        903,688
    77,000 IPS Praha (c).........................................        787,368
    12,700 Komercni Banka (GDR)..................................        317,500
     9,000 Leciva (c)............................................        782,753
     6,100 Ostravar (c)..........................................        430,326
     2,000 Pivovar Vratislavice (c)..............................        172,616
     1,200 Prazske Pivovary (c)..................................        106,050
                                                                    ------------
                                                                       3,500,301
                                                                    ------------
           DENMARK 0.9%
    15,000 Bang & Olufsen Holding, Class B.......................        610,863
    50,310 ISS International Service System, Class B.............      1,391,501
    14,000 Scandinavian Mobility International...................        225,680
                                                                    ------------
                                                                       2,228,044
                                                                    ------------
           FINLAND 0.4%
    60,000 Kemira Oy.............................................        744,738
    17,000 Valmet Corp...........................................        278,899
                                                                    ------------
                                                                       1,023,637
                                                                    ------------

                                       7
                                               See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           FRANCE 4.9%
     2,000 Altran Technologie....................................   $    646,656
     5,300 AGF...................................................        173,494
     1,100 Canal Plus............................................        252,268
    10,000 Cap Gemini............................................        474,942
     4,000 Castorama Dubois Investissements......................        704,468
     8,400 Christian Dior (c)....................................      1,233,355
     7,000 Cie De St Gobain......................................      1,006,356
    48,400 Compagnie Financiere (GDR) (c)........................      1,288,892
     3,000 Europeene De Prop Ulsion..............................        358,934
     7,000 Havas.................................................        495,808
     2,450 Pathe (c).............................................        572,189
    11,880 Primagaz (Cie Gaz)....................................      1,319,040
     1,080 Primagaz (Cie Gaz), Warrants, Expiring 7/01/98 (c)....         22,742
     2,150 Roussel Uclaf.........................................        563,450
     8,800 Sanofi................................................        788,392
    20,000 Sidel.................................................      1,274,934
     4,900 Union Assurance Federales (c).........................        605,019
                                                                    ------------
                                                                      11,780,939
                                                                    ------------
           GERMANY 4.3%
    30,000 Adidas................................................      2,603,861
    14,000 Bayer.................................................        563,331
    15,000 Bilfinger & Berger Bau................................        562,707
    21,200 Data Modul............................................        475,522
    20,000 Deutsche Bank.........................................        953,124
    30,000 Deutsche Telekom (c)..................................        652,428
     1,000 Ebara Corp., Warrants, Expiring 3/13/98 (c)...........         31,597
    11,700 Hoechst...............................................        511,937
    22,000 RWE...................................................        972,629
     9,800 SAP...................................................      1,346,935
    14,950 Siemens...............................................        720,236
     7,500 SGL Carbon............................................        921,592
                                                                    ------------
                                                                      10,315,899
                                                                    ------------
           HONG KONG 3.3%
   730,000 First Pacific Co. (c).................................      1,014,938
   125,000 Henderson Land Development............................      1,256,952
   152,000 Hong Kong Ferry Holdings (c)..........................        300,776
   400,000 Hong Kong Land Holding................................      1,140,000
    74,800 HSBC Holdings.........................................      1,557,527
   300,000 Road King Infrastructure (c)..........................        277,419
   120,000 Sun Hung Kai Properties...............................      1,489,912
    90,000 Swire Pacific.........................................        852,625
                                                                    ------------
                                                                       7,890,149
                                                                    ------------

                                       8
                                               See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           HUNGARY 1.4%
    66,000 Borsodchem (GDR) (c)..................................   $  1,425,600
    13,660 Graboplast Textiles...................................        379,050
     8,823 Pick Szeged (GDR).....................................        441,150
     6,000 Primagaz Hungaria.....................................        249,740
   107,000 Tiszai Vegyi Kombinat (GDR) (c).......................      1,027,200
                                                                    ------------
                                                                       3,522,740
                                                                    ------------
           INDONESIA 0.8%
 1,646,000 BK Bira...............................................      2,018,017
                                                                    ------------
           IRELAND 1.1%
    45,000 Adare Printing Group..................................        427,455
   170,000 Bank Of Ireland.......................................      1,480,498
    77,000 CRH...................................................        776,732
                                                                    ------------
                                                                       2,684,685
                                                                    ------------
           ITALY 2.4%
    58,000 Bulgari...............................................      1,073,188
   297,500 Gruppo Ceramiche Ricchetti (c)........................        325,769
    29,375 Gucci Group...........................................      2,155,390
    79,000 Mediolanum (c)........................................        820,772
   400,000 Parmalat Finanziaria..................................        626,670
   300,000 Pirelli...............................................        548,171
    55,900 Rinascente............................................        324,496
                                                                    ------------
                                                                       5,874,456
                                                                    ------------
           JAPAN 9.8%
    50,000 Ajinomoto Co..........................................        566,286
    50,600 Bank of Tokyo.........................................      1,035,101
    60,000 Daifuku Co............................................        700,615
    40,000 Daiichi Corp..........................................        867,428
    40,000 Dainippon Screen Manufacturing Co.....................        316,067
        58 DDI Corp..............................................        415,013
    45,000 Honda Motor Co........................................      1,327,480
    60,000 Isuzu Motors..........................................        299,737
    40,000 Japan Radio Co........................................        488,148
    14,000 JGC Corp..............................................        129,061
   204,000 Kawasaki Heavy Industries.............................        934,925
    75,000 Koito Manufacturing Co................................        542,581
    40,000 Komori Corp...........................................        856,892
     9,000 Kyocera Corp. (c).....................................        578,402
   130,000 Marubeni Corp.........................................        587,796
   100,000 Matsushita Electric Industries........................      1,729,586
    90,000 Mitsubishi Chemical...................................        340,562
    55,000 Mitsubishi Estate.....................................        695,347

                                       9
                                               See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

---------------------------------------------------------------------------

 Number
 of Shares Description                Market Value
---------------------------------------------------------------------------
           JAPAN (CONTINUED)
           Mitsubishi Trust &
    30,000 Banking Corp.....................................   $    482,002
    46,000 Nichiei Construction.............................        333,995
    16,000 Nippon Hodo Co...................................        191,045
    25,000 Nippon Yusen KK..................................        119,622
   350,000 NKK Corp.........................................        860,404
    40,000 Nomura Securities................................        674,276
           NTT Data Communications
        42 Systems (c)......................................      1,246,356
    35,000 Omron Corp.......................................        666,813
    10,000 Rohm Co..........................................        614,574
    21,000 Sankyo Co........................................        562,335
    16,000 Secom Co.........................................        965,057
    21,000 Shin Etsu Chemical Co............................        383,494
           Sumitomo Electric
    50,000 Industries.......................................        702,371
    50,000 Takashimaya Co...................................        667,252
           Tokio Marine & Fire
    25,000 Insurance Co.....................................        276,558
    18,000 Tokyu Corp.......................................        120,105
    65,000 Toshiba Corp.....................................        418,306
    45,000 Toyota Motor Corp................................      1,228,709
    35,000 Yamanouchi Pharmacy..............................        712,906
                                                               ------------
                                                                 23,637,207
                                                               ------------
           MALAYSIA 1.6%
   145,000 Commerce Asset Holding...........................      1,107,440
   123,000 DCB Holdings Berhad..............................        421,033
           DCB Holdings Berhad,
           Warrants, expiring
    30,750 12/27/99 (c).....................................         48,431
   130,000 Jaya Tiasa Holdings..............................        720,222
   300,000 Metacorp Berhad..................................        925,999
   110,000 Resorts World....................................        552,829
                                                               ------------
                                                                  3,775,954
                                                               ------------
           MEXICO 0.9%
   100,000 Cemex (ADR)......................................        712,500
           Empresas Ica Sociedad
    56,000 Control (ADR)....................................        805,000
           Grupo Industria Maseca,
    10,010 Class B..........................................         12,463
           Telefonos de Mexico
    21,000 (ADR)............................................        637,875
                                                               ------------
                                                                  2,167,838
                                                               ------------
           NETHERLANDS 3.5%
    10,127 Aegon............................................        570,279
    20,000 Ahold (Koninklijke)..............................      1,251,522
           ASM Lithography Holding
    13,400 (c)..............................................        589,839
    42,500 Cap Gemini Group (c).............................      1,252,102
    13,300 Frans Maas Group.................................        538,387

                                      10
                                          See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares Description                                             Market Value
-------------------------------------------------------------------------------
           NETHERLANDS (CONTINUED)
    31,523 ING Groep............................................   $  1,104,210
    17,500 Philips Electronics..................................        708,750
    17,000 Polygram.............................................        819,289
     1,300 Royal Dutch Petroleum Co.............................        220,838
    70,000 Ver Ned Uitgevers....................................      1,428,986
                                                                   ------------
                                                                      8,484,202
                                                                   ------------
           NORWAY 1.1%
    10,000 Netcom (c)...........................................         84,138
    25,000 Tandberg (c).........................................        677,781
   100,000 Uni Storebrand.......................................        596,759
   236,000 Visual Management Application........................      1,323,777
                                                                   ------------
                                                                      2,682,455
                                                                   ------------
           PHILIPPINES 0.1%
     2,500 Philippine Long Distance Telephone Co. (ADR).........        143,750
                                                                   ------------
           POLAND 0.7%
    50,000 Argos Holdings, Class C..............................      1,209,762
    16,000 Bank Gdanski (GDR)...................................        222,880
    20,000 Stalexport, Class A..................................        210,393
                                                                   ------------
                                                                      1,643,035
                                                                   ------------
           PORTUGAL 0.7%
    60,000 Mundial Confianca (c)................................        575,274
    25,000 Portugal Telecommunications (c)......................        663,232
    60,000 SOC Empre Somague....................................        540,889
                                                                   ------------
                                                                      1,779,395
                                                                   ------------
           RUSSIA 0.8%
    18,500 GUM (ADR) (c)........................................        925,000
    32,000 Mosenergo Sponsored (ADR)............................        940,000
                                                                   ------------
                                                                      1,865,000
                                                                   ------------
           SINGAPORE 1.0%
   120,000 DBS Land.............................................        427,807
   113,000 Overseas Union Bank..................................        829,875
    82,000 Sembawang Corp.......................................        444,349
   140,000 Singapore Land.......................................        803,565
                                                                   ------------
                                                                      2,505,596
                                                                   ------------
           SOUTH KOREA 0.2%
       801 Samsung Electronics, Ltd. Rep Com 144A (GDR) (d).....         20,426
    10,374 Samsung Electronics, Ltd. 144A (GDR) (d).............        264,537
     3,126 Samsung Electronics, Ltd. Rep 144A Nonvt (GDR) (d)...         79,713
           Samsung Electronics, Ltd. Rep Com Bonus 144A (GDR)
       241 (d)..................................................          6,146
                                                                   ------------
                                                                        370,822
                                                                   ------------

                                       11
                                               See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           SPAIN 0.3%
    16,320 Argentaria Corp.......................................   $    636,220
     1,850 Gas Y Electricidad....................................        104,254
                                                                    ------------
                                                                         740,474
                                                                    ------------
           SWEDEN 2.4%
    47,000 Astra, Class B........................................      2,208,067
    13,600 Autoliv...............................................        597,415
    13,000 Celsius, Class B......................................        171,318
    13,000 Enator (c)............................................        317,470
   120,000 Nobel Biocare.........................................      2,054,916
   200,000 Rottneros.............................................        241,229
    25,500 Stora Kopparbergs, Class B............................        345,539
                                                                    ------------
                                                                       5,935,954
                                                                    ------------
           SWITZERLAND 4.1%
     6,142 Adecco................................................      1,581,282
       240 Baloise Holdings......................................        535,788
     1,300 Ciba Geigy............................................      1,608,668
     1,300 Danzas Holding........................................      1,495,972
       530 Kuoni Reisen Holding..................................      1,179,133
     2,000 Publicitas Holdings...................................        359,033
       500 Schindler Holdings....................................        525,125
     1,300 Schweizerischer Bankverein............................        256,809
       600 SGS Holding...........................................      1,387,802
     5,000 SMH Neuenburg (c).....................................        724,971
     1,500 TAG Heuer (c).........................................        212,888
                                                                    ------------
                                                                       9,867,471
                                                                    ------------
           TAIWAN 0.1%
    29,000 Walsin Lihwa Corp. (GDR) (c)..........................        232,000
                                                                    ------------
           THAILAND 0.5%
    19,000 Siam Cement Co........................................        660,598
   135,000 Telecomasia Corp. (c).................................        274,858
    71,600 Thai Military Bank PLC................................        189,229
                                                                    ------------
                                                                       1,124,685
                                                                    ------------
           UNITED KINGDOM 7.4%
   150,000 Astec.................................................        403,497
   114,000 BAA...................................................        939,139
    75,000 Barclays..............................................      1,289,929
    50,000 BOC Group.............................................        744,788
    77,000 Boots Co..............................................        820,746
   147,000 British Petroleum.....................................      1,699,717
   100,000 Cable & Wireless......................................        800,269
   129,000 Dixons Group..........................................      1,241,636

                                       12
                                               See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares Description                                             Market Value
-------------------------------------------------------------------------------
           UNITED KINGDOM (CONTINUED)
    48,000 Eurotherm............................................   $    457,566
   250,000 FKI..................................................        905,767
    38,600 General Accident.....................................        475,361
           Harvey Nichols PLC, Private Placement, purchased
    81,000 4/23/96 for $331,665 (c).............................        482,078
    40,000 Marks & Spencer......................................        340,282
    50,000 National Westminster.................................        581,708
   125,000 Next.................................................      1,237,811
    20,000 Premier Farnell......................................        239,408
    37,500 Reed International...................................        726,610
    88,000 Reuters Holdings.....................................      1,071,150
    49,000 Sainsbury............................................        309,339
   260,000 Senior Engineering...................................        489,576
    11,500 Shell Transportation & Trading.......................        191,022
   100,000 Standard Chartered...................................      1,136,516
   288,948 Sun Life & Provincial (c)............................      1,214,475
                                                                   ------------
                                                                     17,798,390
                                                                   ------------
           UNITED STATES 28.6%
     9,750 AAMES Financial Corp.................................        418,031
    13,158 Accustaff, Inc. (c)..................................        266,450
    17,000 ADC Telecommunications, Inc. (c).....................        616,250
     5,500 Air Products & Chemicals, Inc........................        382,250
     5,900 Alex Brown, Inc......................................        354,738
     4,800 Allied Signal, Inc...................................        351,600
     4,000 Altera Corp. (c).....................................        302,000
     8,700 Amgen, Inc. (c)......................................        529,613
     5,500 Analog Devices, Inc. (c).............................        176,688
    10,000 Apache Corp..........................................        363,750
     7,700 Ascend Communications, Inc. (c)......................        547,663
     7,400 Aspect Telecommunications Corp. (c)..................        403,300
     9,000 Atmel Corp. (c)......................................        295,875
     6,000 Baker Hughes, Inc. (c)...............................        219,750
     9,700 Bank of Boston Corp..................................        677,788
     8,200 BankAmerica Corp.....................................        844,600
     7,500 Bed Bath & Beyond, Inc...............................        196,406
     6,500 Black & Decker Corp..................................        246,188
     6,300 BMC Industries, Inc..................................        181,125
    22,000 BMC Software, Inc. (c)...............................        957,000
     8,200 Boeing Co............................................        814,875
     9,100 Boston Chicken, Inc. (c).............................        352,625
     9,400 Bristol Myers Squibb Co..............................      1,069,250

                                       13
                                               See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           UNITED STATES (CONTINUED)
    11,300 Cadence Design Systems, Inc. (c).......................  $    450,588
    11,000 Chase Manhattan Corp...................................     1,039,500
    10,800 Chrysler Corp..........................................       383,400
    14,700 Cisco Systems, Inc. (c)................................       997,763
     3,200 Citicorp...............................................       349,600
     7,200 CMAC Investment Corp...................................       549,000
    11,500 Columbia/HCA Healthcare Corp...........................       460,000
    10,600 Compaq Computer Corp. (c)..............................       840,050
     7,500 CompUSA, Inc. (c)......................................       337,500
    27,750 Computer Associates International, Inc.................     1,824,562
     2,500 Compuware Corp. (c)....................................       141,250
    12,100 Conseco, Inc...........................................       676,088
     8,400 Cytec Industries, Inc. (c).............................       310,800
    11,300 Deere & Co.............................................       504,263
     9,100 Dover Corp.............................................       485,713
     9,800 DST Systems, Inc. (c)..................................       317,275
    12,900 Eckerd Corp. (c).......................................       445,050
    13,600 Equifax, Inc...........................................       445,400
    17,250 Evergreen Media Co. (c)................................       426,938
    53,900 Federal National Mortgage Association..................     2,223,374
     4,800 First Bank System, Inc.................................       349,800
     7,300 Gap, Inc...............................................       234,513
    10,500 General Nutrition Companies, Inc.(c)...................       181,125
    95,000 Grandetel Technologies, Inc. (c).......................        47,500
    20,800 Green Tree Financial Corp..............................       871,000
     7,000 Harley Davidson, Inc...................................       310,625
    13,775 Health Management Association, Inc., Class A (c).......       304,772
    14,500 Healthsouth Corp. (c)..................................       545,563
    12,000 Hilton Hotels Corp.....................................       351,000
     5,000 Illinois Tool Works, Inc...............................       428,750
     5,400 Input/Output, Inc. (c).................................       129,600
    10,500 Intel Corp.............................................     1,332,187
     2,400 International Business Machines........................       382,500
    16,600 Johnson & Johnson......................................       881,875
    13,200 Kroger Co. (c).........................................       608,850
    13,600 LCI International, Inc. (c)............................       443,700
     5,200 Lear Corp. (c).........................................       186,550
    16,000 LG Chemical, Ltd.......................................       181,120
    11,800 Lincare Holdings, Inc. (c).............................       469,050

                                       14
                                               See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           UNITED STATES (CONTINUED)
     6,400 Linear Technology Corp.................................  $    301,600
    10,200 Liz Claiborne, Inc.....................................       432,225
     7,000 Lowes Co., Inc.........................................       284,375
     6,100 Lucent Technologies, Inc...............................       312,625
    10,800 Marriot International, Inc.............................       602,100
     6,900 Medtronic, Inc.........................................       456,263
    13,700 Merck & Co., Inc.......................................     1,137,100
    11,200 Merrill Lynch & Co., Inc...............................       898,800
    10,000 Metalclad Corp. (c)....................................        15,313
     5,500 MGIC Investment Corp...................................       411,813
     7,900 Microsoft Corp. (c)....................................     1,239,313
    12,400 Money Store, Inc.......................................       375,100
    16,000 Nautica Enterprises, Inc. (c)..........................       512,000
     2,000 Nike, Inc..............................................       113,750
    13,800 Omnicom Group..........................................       703,800
    13,650 Oracle System Corp. (c)................................       668,850
     4,000 Pairgain Technologies, Inc. (c)........................       255,500
    14,600 PanEnergy Corp.........................................       642,400
     9,300 Penncorp Financial Group, Inc..........................       319,688
    11,600 Pfizer, Inc............................................     1,039,650
    30,400 Philip Morris Companies, Inc...........................     3,134,996
    11,700 Phillips Petroleum Co..................................       527,963
    10,300 Physician Reliance Network, Inc. (c)...................        72,100
    19,700 Praxair, Inc...........................................       957,913
     3,500 Procter & Gamble Co....................................       380,625
     8,000 Promus Hotel Corp. (c).................................       258,000
     9,100 RAC Financial Group, Inc. (c)..........................       489,125
     5,800 Raychem Corp...........................................       494,450
    12,000 Renal Treatment Centers, Inc. (c)......................       312,000
     5,000 Ross Stores, Inc.......................................       254,375
    27,800 Safeway, Inc. (c)......................................     1,129,375
     8,300 Sanmina Corp. (c)......................................       362,088
     9,500 Schering-Plough Corp...................................       676,875
     5,400 Schwab Charles Corp....................................       162,675
     8,100 SCI Systems, Inc. (c)..................................       427,275
    16,300 Sears, Roebuck & Co....................................       810,925
    22,800 Service Corp. International............................       686,850
    14,700 Smith International, Inc. (c)..........................       600,863
    12,600 Staples, Inc. (c)......................................       248,850

                                       15
                                               See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           UNITED STATES (CONTINUED)
     6,700 Student Loan Marketing Association....................   $    644,038
    13,400 Sun Microsystems, Inc. (c)............................        780,550
    26,500 SunAmerica, Inc.......................................      1,109,688
    18,200 Tellabs, Inc. (c).....................................        723,450
     9,500 Texaco, Inc...........................................        941,688
     3,200 Textron, Inc..........................................        305,200
    12,800 3Com Corp. (c)........................................        961,600
    10,400 Tiffany & Co. (c).....................................        383,500
    10,500 TJX Companies, Inc....................................        473,813
     5,400 Tommy Hilfiger Corp...................................        291,600
     4,400 Transocean Offshore, Inc..............................        265,100
    22,667 Travelers Group, Inc..................................      1,020,000
    11,500 Trump Hotels & Casino Resorts (c).....................        162,438
     8,400 Tyco International, Ltd...............................        459,900
     6,000 UCAR International, Inc. (c)..........................        227,250
     6,400 Union Carbide Corp....................................        295,200
     4,100 United Technologies Corp..............................        575,025
    24,200 United Waste Systems, Inc. (c)........................        810,700
    10,900 Universal Health Services, Inc. (c)...................        307,925
    12,100 US Office Products Co. (c)............................        375,100
     5,600 US Robotics Corp. (c).................................        440,300
    11,500 USA Waste Services Inc. (c)...........................        370,875
    10,600 Vons Companies, Inc. (c)..............................        557,825
     4,000 Warner Lambert Co.....................................        286,000
     8,100 Watson Pharmaceuticals, Inc. (c)......................        315,900
    11,400 Williams Companies, Inc...............................        639,825
     5,650 Wind River System, Inc. (c)...........................        277,556
    17,400 Worldcom, Inc. (c)....................................        402,375
                                                                    ------------
                                                                      69,130,018
                                                                    ------------
           TOTAL COMMON STOCKS AND EQUIVALENTS...................    211,787,547
                                                                    ------------
           PREFERRED STOCKS 0.6%
           FINLAND 0.4%
    20,000 Nokia (Ab) Oy, Class A................................      1,109,552
                                                                    ------------
           GERMANY 0.2%
       500 Porsche (c)...........................................        391,717
                                                                    ------------
           TOTAL PREFERRED STOCKS................................      1,501,269
                                                                    ------------

                                       16
                                               See Notes to Financial Statements

                         November 30, 1996 (Unaudited)

--------------------------------------------------------------------------------

Description                                                         Market Value
--------------------------------------------------------------------------------
UNITED STATES CORPORATE OBLIGATIONS 0.6%
Acer, Inc. ($290,000 par, 4.000% coupon, 06/10/01 maturity,
convertible into 563,315 common shares)...........................  $    941,050
United Micro Electric ($400,000 par, 1.250% coupon, 06/08/04
maturity, convertible into 429,120 common shares).................       554,500
                                                                    ------------
 TOTAL UNITED STATES CORPORATE OBLIGATIONS........................     1,495,550
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 88.8% (COST $176,279,258) (A).........   214,784,366
                                                                    ------------
REPURCHASE AGREEMENTS 7.5%
Bank of America Securities ($8,735,000 par, collateralized by U.S.
Government obligations in a pooled cash account, 5.65% coupon,
dated 11/29/96, to be sold on 12/02/96 at $8,739,113) (b).........     8,735,000
Donaldson, Lufkin & Jenrette Securities ($9,390,000 par,
collateralized by U.S. Government obligations in a pooled cash account, 5.33% coupon, dated 11/27/96, to be sold on 12/02/96 at
$9,396,951) (b)...................................................     9,390,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS......................................    18,125,000
FOREIGN CURRENCY 3.0% (VARIOUS DENOMINATIONS, COST $7,126,057)
(A)...............................................................     7,268,396
OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%........................     1,768,747
                                                                    ------------
NET ASSETS 100.0%.................................................  $241,946,509
                                                                    ------------

(a) At November 30, 1996, cost for federal income tax purposes is $201,530,315; the aggregate gross unrealized appreciation is $46,189,635 and the aggregate gross unrealized depreciation is $7,490,553, resulting in net unrealized appreciation on investments, forward currency contracts, foreign currency and foreign currency translation of other assets and liabilities of $36,699,082.

(b) Assets segregated as collateral for open forward transactions.

(c) Non-income producing security as this stock currently does not declare dividends.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                                       17
                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                         November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $176,279,258) (Note
1)................................................................  $214,784,366
Repurchase Agreements (Note 1)....................................    18,125,000
Foreign currency, at market value (Cost $7,126,057)...............     7,268,396
Cash..............................................................         4,732
Receivables:
 Securities Sold..................................................     1,600,678
 Fund Shares Sold.................................................       927,888
 Dividends........................................................       371,930
 Interest.........................................................        13,577
Forward Currency Contracts (Note 5)...............................        55,680
Other.............................................................            16
                                                                    ------------
 Total Assets.....................................................   243,152,263
                                                                    ------------
LIABILITIES:
Payables:
 Securities Purchased.............................................       466,193
 Fund Shares Repurchased..........................................       234,749
 Distributor and Affiliates (Notes 2 and 6).......................       204,366
 Investment Advisory Fee (Note 2).................................       195,143
Accrued Expenses..................................................        77,512
Deferred Compensation and Retirement Plans (Note 2)...............        27,791
                                                                    ------------
 Total Liabilities................................................     1,205,754
                                                                    ------------
NET ASSETS........................................................  $241,946,509
                                                                    ------------
NET ASSETS CONSIST OF:
Capital (Note 3)..................................................  $194,424,081
Net Unrealized Appreciation on Securities.........................    38,699,082
Accumulated Net Realized Gain on Securities.......................     8,322,113
Accumulated Undistributed Net Investment Income...................       501,233
                                                                    ------------
NET ASSETS........................................................  $241,946,509
                                                                    ------------
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
 Net asset value and redemption price per share (Based on net assets of $124,220,603 and 8,338,931 shares of beneficial
 interest issued and outstanding).................................  $      14.90
 Maximum sales charge (5.75%* of offering price)..................           .91
                                                                    ------------
 Maximum offering price to public.................................  $      15.81
                                                                    ------------
 Class B Shares:
 Net asset value and offering price per share (Based on net assets of $106,777,477 and 7,434,188 shares of beneficial interest
 issued and outstanding)..........................................  $      14.36
                                                                    ------------
 Class C Shares:
 Net asset value and offering price per share (Based on net assets of $10,948,429 and 755,464 shares of beneficial interest issued
 and outstanding).................................................  $      14.49
                                                                    ------------

*On sales of $50,000 or more, the sales charge will be reduced.

                                       18
                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

             For the Six Months Ended November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $124,736)..........  $ 1,324,450
Interest (Net of foreign withholdings taxes of $131)..............      376,787
                                                                    -----------
 Total Income.....................................................    1,701,237
                                                                    -----------
EXPENSES:
Investment Advisory Fee (Note 2)..................................    1,088,889
Distribution (12b-1) and Service Fees (Attributed to Classes A, B
 and C of $138,901, $484,415 and $48,870, respectively) (Note 6)..      672,186
Shareholder Services (Note 2).....................................      611,982
Custody...........................................................      176,465
Trustees Fees and Expenses (Note 2)...............................        6,372
Legal (Note 2)....................................................        3,660
Amortization of Organizational Expenses (Note 1)..................        1,964
Other.............................................................      168,259
                                                                    -----------
 Total Expenses...................................................    2,729,777
 Less Expenses Reimbursed (Note 2)................................        7,800
                                                                    -----------
 Net Expenses.....................................................    2,721,977
                                                                    -----------
NET INVESTMENT LOSS...............................................  $(1,020,740)
                                                                    -----------
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Realized Gain/Loss on Securities:
 Investments......................................................  $ 2,511,281
 Foreign Currency Transactions....................................    1,819,859
                                                                    -----------
Net Realized Gain on Securities...................................    4,331,140
                                                                    -----------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period..........................................   27,741,970
                                                                    -----------
 End of the Period:
 Investments......................................................   38,505,108
 Forward Currency Contracts.......................................       55,680
 Foreign Currency Translation.....................................      138,294
                                                                    -----------
                                                                     38,699,082
                                                                    -----------
Net Unrealized Appreciation on Securities During the Period.......   10,957,112
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES....................  $15,288,252
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS........................  $14,267,512
                                                                    -----------

                                       19
                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Six Months Ended November 30, 1996
                  and the Year Ended May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                 Six Months Ended    Year Ended
                                                November 30, 1996  May 31, 1996
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...........................       $ (1,020,740) $ (1,152,058)
Net Realized Gain on Securities...............          4,331,140    14,354,171
Net Unrealized Appreciation on Securities
 During the Period............................         10,957,112    18,388,865
                                                     ------------  ------------
Change in Net Assets from Operations..........         14,267,512    31,590,978
Distribution from Net Realized Gain on
Securities* (Note 1)..........................                -0-    (3,883,160)
                                                     ------------  ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
ACTIVITIES....................................         14,267,512    27,707,818
                                                     ------------  ------------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold.....................         55,796,437    97,189,154
Net Asset Value of Shares Issued Through
Dividend Reinvestment.........................                -0-     3,650,871
Cost of Shares Repurchased....................        (36,799,306)  (51,230,990)
                                                     ------------  ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
TRANSACTIONS..................................         18,997,131    49,609,035
                                                     ------------  ------------
TOTAL INCREASE IN NET ASSETS..................         33,264,643    77,316,853
NET ASSETS:
Beginning of the Period.......................        208,681,866   131,365,013
                                                     ------------  ------------
End of the Period (Including undistributed net
 investment income of $501,233 and $(297,886),
 respectively)................................       $241,946,509  $208,681,866
                                                     ------------  ------------

                                                 Six Months Ended   Year Ended
     *Distributions by Class                    November 30, 1996 May 31, 1996
    ---------------------------------------------------------------------------
     Distributions from Net Realized Gain
      on Securities (Note 1):
      Class A Shares...........................            $  -0-  $(1,775,643)
      Class B Shares...........................               -0-   (1,920,148)
      Class C Shares...........................               -0-     (187,369)
                                                           ------  -----------
                                                           $  -0-  $(3,883,160)
                                                           ------  -----------

                                       20
                                               See Notes to Financial Statements

                             FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

-------------------------------------------------------------------------------

                                    Six Months        Year Ended May 31,
                                         Ended  ----------------------------------
Class A Shares               November 30, 1996  1996(a)  1995(a)    1994   1993(a)
----------------------------------------------------------------------------------
Net Asset Value, Beginning
of the Period..............             $13.98  $11.79   $11.67   $10.76   $10.44
                                       -------  ------   ------   ------   ------
 Net Investment Loss.......              (.043)   (.04)    (.04)    (.06)   (.055)
 Net Realized and
  Unrealized Gain on
  Securities...............               .959   2.561      .42   1.0125    .7775
                                       -------  ------   ------   ------   ------
Totals from Investment
Operations.................               .916   2.521      .38    .9525    .7225
Less Distributions from and
 in excess of Net Realized
 Gain on Securities........                -0-    .331      .26    .0425    .4025
                                       -------  ------   ------   ------   ------
Net Asset Value, End of the
Period.....................            $14.896  $13.98   $11.79   $11.67   $10.76
                                       -------  ------   ------   ------   ------
Total Return (b)...........              6.58%* 21.85%    3.36%     9.17%   7.13%
Net Assets at End of the
Period (in millions).......             $124.2  $106.7    $60.1    $41.8    $12.7
Ratio of Expenses to
Average Net Assets (c).....              2.12%   2.22%    2.29%     2.46%   2.93%
Ratio of Net Investment
 Loss to Average Net Assets
 (c).......................              (.56%)  (.30%)   (.35%)    (.46%)  (.57%)
Portfolio Turnover.........                40%*    94%     120%      116%    120%
Average Commission Rate per
 Equity Share Traded (d)...             $.0142  $.0199      --       --       --

*Non-Annualized
(a) Based on average month-end shares outstanding.
(b) Total return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) For the year ended May 31, 1993, the Ratios of Expenses and Net Investment Loss to Average Net Assets would have been 3.28% and (.92%), respectively, had VKAC not reimbursed certain expenses of the Fund. The impact on the Ratios due to VKAC's reimbursement of certain expenses for other periods presented was less than 0.01%.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                      21
                                              See Notes to Financial Statements

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

-------------------------------------------------------------------------------

                                 Six Months        Year Ended May 31,
                                      Ended  ---------------------------------
Class B Shares            November 30, 1996  1996(a)  1995(a)    1994  1993(a)
-------------------------------------------------------------------------------
Net Asset Value,
Beginning of the Period.             $13.53   $11.50   $11.48  $10.67   $10.46
                                    -------   ------   ------  ------   ------
 Net Investment Loss....              (.078)    (.14)    (.13)   (.13)   (.135)
 Net Realized and
  Unrealized
  Gain on Securities....               .911    2.501      .41   .9825    .7475
                                    -------   ------   ------  ------   ------
Total from Investment
Operations..............               .833    2.361      .28   .8525    .6125
Less Distributions from
 and in Excess of Net
 Realized Gain on
 Securities.............                -0-     .331      .26   .0425    .4025
                                    -------   ------   ------  ------   ------
Net Asset Value, End of
the Period..............            $14.363   $13.53   $11.50  $11.48   $10.67
                                    -------   ------   ------  ------   ------
Total Return (b)........              $6.13*  20.90%    2.62%   8.21%    6.15%
Net Assets at End of the
Period (in millions)....             $106.8   $ 92.8    $64.7   $48.8     $6.9
Ratio of Expenses to
Average Net Assets (c)..              2.89%    2.99%    3.05%   3.21%    3.88%
Ratio of Net Investment
 Loss to Average Net
 Assets (c).............             (1.33%)  (1.11%)  (1.11%) (1.19%)  (1.41%)
Portfolio Turnover......                40%*     94%     120%    116%     120%
Average Commission Rate
 per Equity Share Traded
 (d)....................             $.0142   $.0199      --      --       --

*Non-Annualized
(a) Based on average month-end shares outstanding.
(b) Total return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) For the year ended May 31, 1993, the Ratios of Expenses and Net Investment Loss to Average Net Assets would have been 4.50% and (2.02%), respectively, had VKAC not reimbursed certain expenses of the Fund. The impact on the Ratios due to VKAC's reimbursement of certain expenses for the other periods presented was less than 0.01%.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                      22
                                              See Notes to Financial Statements

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

-------------------------------------------------------------------------------

                                             Year Ended May         June 21, 1993
                                 Six Months        31,              (Commencement
                                      Ended  ----------------    of Distribution)
Class C Shares            November 30, 1996  1996(a)  1995(a)  to May 31, 1994(a)
----------------------------------------------------------------------------------
Net Asset Value,
Beginning of the Period.             $13.66   $11.61   $11.59              $10.29
                                    -------   ------   ------              ------
 Net Investment Loss....              (.077)    (.14)    (.13)               (.13)
 Net Realized and
  Unrealized
  Gain on Securities....               .909    2.521      .41              1.4725
                                    -------   ------   ------              ------
Total from Investment
Operations..............               .832    2.381      .28              1.3425
Less Distributions from
 and in Excess of Net
 Realized Gain on
 Securities.............                -0-     .331      .26               .0425
                                    -------   ------   ------              ------
Net Asset Value, End of
the Period..............            $14.492   $13.66   $11.61              $11.59
                                    -------   ------   ------              ------
Total Return (b)........              6.08%*  20.87%    2.60%              13.06%*
Net Assets at End of the
Period (in millions)....              $10.9     $9.2     $6.6                $5.1
Ratio of Expenses to
Average Net Assets (c)..              2.90%    3.00%    3.05%               3.21%
Ratio of Net Investment
 Loss to Average Net
 Assets (c).............             (1.34%)  (1.10%)  (1.13%)             (1.15%)
Portfolio Turnover......                40%*     94%     120%                116%
Average Commission Rate
 per Equity Share Traded
 (d)....................             $.0142   $.0199      --                  --
*Non-Annualized

(a) Based on average month-end shares outstanding.
(b) Total return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) The impact on the Ratios of Expenses and Net Investment Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                      23
                                              See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                         November 30, 1996 (Unaudited)
-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Global Equity Fund (the "Fund") is organized as a series of Van Kampen American Capital World Portfolio Series Trust, a Delaware business trust, and is registered as a diversified open-end management invest-ment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide long-term growth of capital by investing in an internationally diversified portfolio of equity securities. The Fund com-menced investment operations on August 5, 1991. The distribution of the Fund's Class B and Class C shares commenced on November 15, 1991 and June 21, 1993, respectively.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The prep-aration of financial statements in conformity with generally accepted account-ing principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of con-tingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION-Investments in securities listed on a securities ex-change are valued at their sale price as of the close of such securities ex-change. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. Fixed income invest-ments are stated at value using market quotations. For those securities where quotations or prices are not available, valuations are determined in accor-dance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS-Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
  The Fund invests in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies ad-vised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agree-ments. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

                         November 30, 1996 (Unaudited)

-------------------------------------------------------------------------------
C. INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Original issue discount is amortized over the life of each applicable security. Premiums on debt securi-ties are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

D. CURRENCY TRANSLATION-Assets and liabilities denominated in foreign curren-cies and commitments under forward currency contracts are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. Purchases and sales of portfolio securities are translated at the rate of exchange prevail-ing when such securities were acquired or sold. Income and expenses are trans-lated at rates prevailing when accrued.

E. ORGANIZATIONAL EXPENSES-The Fund has reimbursed Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of approximately $75,000. These costs were amortized over the 60 month period ended September 30, 1996.

F. FEDERAL INCOME TAXES-It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment compa-nies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

G. DISTRIBUTION OF INCOME AND GAINS-The Fund declares and pays dividends annu-ally from net investment income and from net realized gains on securities, if any. Net investment income for federal income tax purposes includes gains and losses realized on transactions in foreign currencies. These realized gains and losses are included as net realized gains or losses for financial report-ing purposes. Permanent book and tax basis differences relating to net cur-rency gains totaling $1,819,859 were reclassified from accumulated net realized gain/loss on securities to accumulated undistributed net investment income.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly. The Adviser has entered into a subadvisory agreement with John Govett & Co., Ltd. (the "Subadviser"), who provides advisory services to the Fund and the Adviser with respect to the Fund's investments in foreign securities. In-vestment advisory fees are calculated monthly, based on the average daily net assets of the Fund at the annual rate of 1.00%. The Adviser pays 50% of its investment advisory fee to the Subadviser.

                         November 30, 1996 (Unaudited)

-------------------------------------------------------------------------------
  Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.
  For the six months ended November 30, 1996, the Fund recognized expenses of approximately $13,200 representing VKAC's cost of providing accounting serv-ices to the Fund. These services are provided by VKAC at cost.
  ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended November 30, 1996, the Fund recognized expenses of approximately $540,700, representing ACCESS' cost of providing transfer agency and share-holder services plus a profit.
  Additionally, for the six months ended November 30, 1996, the Fund paid VKAC approximately $32,900 related to the direct cost of consolidating the VKAC open-end fund complex. Payment was contingent upon the realization by the Fund of cost efficiencies in shareholder services resulting from the consolidation.
  Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.
  The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC. During the six months ended November 30, 1996, VKAC reimbursed the Fund for expenses related to the retirement plan. VKAC plans to continue to reimburse these expenses for the remainder of the 1996 calendar year.
  At November 30, 1996, VKAC owned 35,010 Class A shares of the Fund.

                         November 30, 1996 (Unaudited)

-------------------------------------------------------------------------------

3. CAPITAL TRANSACTIONS
The Fund has outstanding three classes of shares of beneficial interest, Clas-ses A, B and C, each with a par value of $.01 per share. There are an unlim-ited number of shares of each class authorized.
  At November 30, 1996, capital aggregated $99,005,202, $86,355,867 and
$9,063,012 for Classes A, B and C, respectively. For the six months ended No-vember 30, 1996, transactions were as follows:

                                                          SHARES         VALUE
-------------------------------------------------------------------------------
Sales:
 Class A.............................................  2,646,605  $ 37,369,296
 Class B.............................................  1,207,809    16,351,107
 Class C.............................................    151,189     2,076,034
                                                      ----------  ------------
Total Sales..........................................  4,005,603  $ 55,796,437
                                                      ----------  ------------
Dividend Reinvestment:
 Class A.............................................        -0-  $        -0-
 Class B.............................................        -0-           -0-
 Class C.............................................        -0-           -0-
                                                      ----------  ------------
Total Dividend Reinvestment..........................        -0-  $        -0-
                                                      ----------  ------------
Repurchases:
 Class A............................................. (1,939,865) $(27,386,426)
 Class B.............................................   (630,784)   (8,485,410)
 Class C.............................................    (67,597)     (927,470)
                                                      ----------  ------------
Total Repurchases.................................... (2,638,246) $(36,799,306)
                                                      ----------  ------------

                         November 30, 1996 (Unaudited)

-------------------------------------------------------------------------------
  At May 31, 1996, capital aggregated $89,022,332, $78,490,170 and $7,914,448 for Classes A, B and C, respectively. For the year ended May 31, 1996, trans-actions were as follows:

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
Sales:
 Class A..............................................  4,966,925  $ 63,861,473
 Class B..............................................  2,370,872    29,925,908
 Class C..............................................    268,622     3,401,773
                                                       ----------  ------------
Total Sales...........................................  7,606,419  $ 97,189,154
                                                       ----------  ------------
Dividend Reinvestment:
 Class A..............................................    136,185  $  1,683,743
 Class B..............................................    150,464     1,807,274
 Class C..............................................     13,189       159,854
                                                       ----------  ------------
Total Dividend Reinvestment...........................    299,838  $  3,650,871
                                                       ----------  ------------
Repurchases:
 Class A.............................................. (2,565,199) $(32,888,196)
 Class B.............................................. (1,288,844)  (16,089,389)
 Class C..............................................   (181,673)   (2,253,405)
                                                       ----------  ------------
Total Repurchases..................................... (4,035,716) $(51,230,990)
                                                       ----------  ------------

                         November 30, 1996 (Unaudited)

-------------------------------------------------------------------------------

  Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales ar-rangements, including higher distribution and service fees and incremental transfer agency costs.

                                                                   CONTINGENT
                                                                 DEFERRED SALES
                                                                     CHARGE
YEAR OF REDEMPTION                                               CLASS B CLASS C
--------------------------------------------------------------------------------
First...........................................................  5.00%   1.00%
Second..........................................................  4.00%    None
Third...........................................................  3.00%    None
Fourth..........................................................  2.50%    None
Fifth...........................................................  1.50%    None
Sixth and Thereafter............................................   None    None

  For the six months ended November 30, 1996, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approxi-mately $41,300 and CDSC on the redeemed shares of approximately $90,000. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of invest-ments, excluding short-term investments, were $88,167,997 and $82,563,868, re-spectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.
  The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, manage the portfolio's effective yield, foreign currency expo-sure, or generate potential gain. All of the Fund's portfolio holdings, in-cluding derivative instruments, are market to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities.

                         November 30, 1996 (Unaudited)

-------------------------------------------------------------------------------

  During the six months ended November 30, 1996, the Fund entered into forward currency contracts, a type of derivative. These instruments are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recog-nized and is included as a component of realized gain/loss on forward currency contracts.
  At November 30, 1996, the Fund has outstanding forward currency contracts as follows:

                                                                    UNREALIZED
                                             ORIGINAL    CURRENT APPRECIATION/
DESCRIPTION                                     VALUE      VALUE  DEPRECIATION
-------------------------------------------------------------------------------
SELLS TO OPEN
British Pound Sterling,
 2,667,912 expiring 07/16/97.............. $4,000,000 $4,455,988     $(455,988)
French Franc,
 15,030,000 expiring 04/11/97.............  3,000,000  2,898,355       101,645
Japanese Yen,
 405,600,000 expiring 01/24/97............  4,000,000  3,589,977       410,023
                                                                     ---------
                                                                     $  55,680
                                                                     ---------

6. DISTRIBUTION AND SERVICE PLANS
The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (col-lectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder ac-counts.
  Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the six months ended November 30, 1996, are payments to VKAC of ap-proximately $412,200.

7. SUBSEQUENT DISTRIBUTIONS
  The Board of Trustees of the Fund declared distributions per share payable December 31, 1996 to shareholders of record on December 16, 1996 as follows:

                                                    INCOME CAPITAL         TOTAL
CLASS                                             DIVIDEND   GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------
A................................................   $.1370  $.4010        $.5380
B................................................    .0298   .4010         .4308
C................................................    .0298   .4010         .4308

               FUNDS DISTRIBUTED BY VAN KAMPEN AMERICAN CAPITAL

GLOBAL AND INTERNATIONAL
 Global Equity Fund
 Global Government Securities Fund
 Global Managed Assets Fund
 Short-Term Global Income Fund
 Strategic Income Fund

EQUITY
Growth
 Aggressive Growth Fund
 Emerging Growth Fund
 Enterprise Fund
 Pace Fund
Growth & Income
 Balanced Fund
 Comstock Fund
 Equity Income Fund
 Growth and Income Fund
 Harbor Fund
 Real Estate Securities Fund
 Utility Fund

FIXED INCOME
 Corporate Bond Fund
 Government Securities Fund
 High Income Corporate Bond Fund
 High Yield Fund
 Limited Maturity Government Fund
 Prime Rate Income Trust
 Reserve Fund
 U.S. Government Fund
 U.S. Government Trust for Income

TAX-FREE
 California Insured Tax Free Fund
 Florida Insured Tax Free Income Fund
 High Yield Municipal Fund
 Insured Tax Free Income Fund
 Intermediate Term Municipal Income Fund
 Municipal Income Fund
 New Jersey Tax Free Income Fund
 New York Tax Free Income Fund
 Pennsylvania Tax Free Income Fund
 Tax Free High Income Fund
 Tax Free Money Fund

THE GOVETT FUNDS
 Emerging Markets Fund
 Global Income Fund
 International Equity Fund
 Latin America Fund
 Pacific Strategy Fund
 Smaller Companies Fund

Ask your investment representative for a prospectus containing more complete information, including sales charges and expenses. Please read it carefully before you invest or send money. Or call us direct at 1-800-341-2911 weekdays from 7:00 a.m. to 7:00 p.m. Central time.

                         RESULTS OF SHAREHOLDER VOTES


  A Special Meeting of Shareholders of the Fund was held on October 25, 1996 where shareholders voted on a new investment advisory agreement, new subadvisory agreements, changes to investment policies and the ratification of Price Waterhouse LLP as independent public accountants. With regard to the ap-proval of a new investment advisory agreement between Van Kampen American Cap-ital Asset Management, Inc. and the Fund, 8,411,887 shares voted for the proposal, 142,975 shares voted against and 809,990 shares abstained. With re-gard to the approval of an investment subadvisory agreement between the Fund and Morgan Stanley Asset Management, Inc., 8,357,860 shares voted for the pro-posal, 155,214 shares voted against and 851,777 shares abstained. With regard to the approval of an interim investment subadvisory agreement between the Fund and John Govett & Co. Limited, 8,327,736 shares voted in favor, 179,714 shares voted against and 857,402 shares abstained. With regard to the approval of certain changes to the Fund's fundamental investment policies with respect to investment in other investment companies, 6,809,730 shares voted for the proposal, 204,982 shares voted against and 831,207 shares abstained. With re-gard to the ratification of Price Waterhouse LLP as independent public accoun-tants for the Fund, 8,494,475 shares voted for the proposal, 91,835 shares voted against and 778,442 shares abstained.

                VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN

LINDA HUTTON HEAGY

ROGER HILSMAN

R. CRAIG KENNEDY

DENNIS J. MCDONNELL*

DONALD C. MILLER - Co-Chairman

JACK E. NELSON

JEROME L. ROBINSON

FERNANDO SISTO - Co-Chairman

WAYNE W. WHALEN*

WILLIAM S. WOODSIDE

OFFICERS

DENNIS J. MCDONNELL*
 President

RONALD A. NYBERG*
 Vice President and Secretary

EDWARD C. WOOD, III*
 Vice President and Chief Financial Officer

CURTIS W. MORELL*
 Vice President and Chief Accounting Officer

JOHN L. SULLIVAN*
 Treasurer

TANYA M. LODEN*
 Controller

PETER W. HEGEL*

ALAN T. SACHTLEBEN*

PAUL R. WOLKENBERG*
 Vice Presidents
INVESTMENT ADVISER

VAN KAMPEN AMERICAN CAPITAL
ASSET MANAGEMENT, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

INVESTMENT SUBADVISER

JOHN GOVETT & CO., LTD.
Shackleton House
4 Battle Bridge Lane
London, SE1 2HR England

DISTRIBUTOR

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

SHAREHOLDER SERVICING AGENT

ACCESS INVESTOR
SERVICES, INC.
P.O. Box 418256
Kansas City, Missouri 64141-9256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

PRICE WATERHOUSE LLP
1201 Louisiana
Houston, Texas 77002
                                    *"Interested" persons of the Fund, as de-fined in the
                                    Investment Company Act of 1940.

                                    (C)Van Kampen American Capital Distribu-tors, Inc., 1997
                                     All rights reserved.

                                    SMdenotes a service mark of
                                     Van Kampen American Capital Distributors,
                                     Inc.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors un-less it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares, the sales charge, and other pertinent data.